Share-Based Compensation - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize unrecognized compensation expense	2 years 4 months 24 days	1 year 8 months 8 days
Performance Based units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 0	$ 0
Class C Preferred Unit | Time-Based Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		67,475	$ 94,042	$ 67,050
Unrecognized compensation expense		1,198,550
Subclass B-1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		380,000	$ 380,000	$ 380,000
Unrecognized compensation expense	$ 4,364,766	$ 1,482,228